     As filed with the Securities and Exchange Commission on April 11, 2000.
                                                              File No. 333-36329
                                                                       811-08772

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 3 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account Five

B.   Name of depositor: Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X       on May 1, 2000 pursuant to paragraph (b) of Rule 485
     -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
               on          , 2000 pursuant to paragraph (a)(1) of Rule 485
     -----
               this post-effective amendment designates a new effective date
     -----     for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

     ITEM NO. OF FORM N-8B-2                        CAPTION IN PROSPECTUS
     -----------------------                        ---------------------
               1.                             Cover Page
               2.                             Cover Page
               3.                             Not Applicable
               4.                             Statement of Additional Information -
                                              Distribution of the Policies
               5.                             About Us - Separate Account Five
               6.                             About Us - Separate Account Five
               7.                             Not required by Form S-6
               8.                             Not required by Form S-6
               9.                             Legal Proceedings
               10.                            About Us - Separate Account Five; The Funds
               11.                            About Us - Separate Account Five; The Funds
               12.                            About Us - The Funds
               13.                            Fee Table; Charges and Deductions
               14.                            Premiums
               15.                            Premiums
               16.                            Premiums
               17.                            Making Withdrawals From Your Policy
               18.                            About Us - The Funds; Charges and Deductions
               19.                            Your Policy - Policy Rights
               20.                            Not Applicable
               21.                            Loans
               22.                            Not Applicable
               23.                            Not Applicable
               24.                            Not Applicable
               25.                            About Us - Hartford Life Insurance Company
               26.                            Not Applicable
               27.                            About Us - Hartford Life Insurance Company
               28.                            Statement of Additional Information - General
                                              Information and History
               29.                            About Us - Hartford Life Insurance Company
               30.                            Not Applicable
               31.                            Not Applicable
               32.                            Not Applicable
               33.                            Not Applicable
               34.                            Not Applicable



               35.                            Statement of Additional Information -
                                              Distribution of the Policies
               36.                            Not required by Form S-6
               37.                            Not Applicable
               38.                            Statement of Additional Information -
                                              Distribution of the Policies
               39.                            Statement of Additional Information -
                                              Distribution of the Policies
               40.                            Not Applicable
               41.                            Statement of Additional Information -
                                              Distribution of the Policies
               42.                            Not Applicable
               43.                            Not Applicable
               44.                            Premiums
               45.                            Not Applicable
               46.                            Premiums; Making Withdrawals From Your Policy
               47.                            About Us - The Funds
               48.                            Cover Page; About Us - Hartford Life Insurance
                                              Company
               49.                            Not Applicable
               50.                            About Us - Separate Account Five
               51.                            Not Applicable
               52.                            About Us - The Funds
               53.                            Federal Tax Considerations
               54.                            Not Applicable
               55.                            Not Applicable
               56.                            Not Required by Form S-6
               57.                            Not Required by Form S-6
               58.                            Not Required by Form S-6
               59.                            Not Required by Form S-6

PUTNAM HARTFORD INHERITANCE MANAGER
VARIABLE LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Putnam Hartford Inheritance Manager Variable Life. Please read it carefully.

Putnam Hartford Inheritance Manager Variable Life is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same fund managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.


The Sub-Accounts and the Funds are listed below:



- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust



- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust



- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust



- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust



- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust



- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust



- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust



- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust



- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust



- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust



- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust



- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust



- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust



- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust



- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust



- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust



- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust



- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust



- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust



- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust



- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust


If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.


You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.


We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            8
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
  Policy Rights                                                  11
----------------------------------------------------------------------
  Policy Limitations                                             11
----------------------------------------------------------------------
  Changes to Policy or Separate Account                          11
----------------------------------------------------------------------
PREMIUMS                                                         12
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 13
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              15
----------------------------------------------------------------------
LOANS                                                            15
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          16
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       16
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                19
----------------------------------------------------------------------
OTHER MATTERS                                                    19
----------------------------------------------------------------------
  Legal Matters                                                  19
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        20
----------------------------------------------------------------------
APPENDIX A: SPECIAL INFORMATION FOR POLICIES PURCHASED IN
  NEW YORK                                                       21
----------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.


RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.


CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?

Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.


RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

FEE TABLE


The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.


SURRENDER FEES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Surrender Charges       When you fully or partially          A percentage of the amount
                        surrender your policy.               surrendered, not to exceed the
                                                             premium payments, depending on the
                                                             Policy Year, in which the premium
                                                             payment was made.
                                                             The percentage is as follows:
                                                             Policy Year          Percentage
                                                                  1                  7.5%
                                                                  2                  7.5%
                                                                  3                  7.5%
                                                                  4                    6%
                                                                  5                    6%
                                                                  6                    4%
                                                                  7                    4%
                                                                  8                    2%
                                                                  9                    2%
                                                                  10+                 0%
Unamortized Tax Charge  Upon surrender or partial surrender  A percentage of the Account Value
                        of the policy.                       depending on the Policy Year the
                                                             surrender takes place.
                                                             The percentage is as follows:
                                                             Policy Year          Percentage
                                                                  1                 2.25%
                                                                  2                 2.00%
                                                                  3                 1.75%
                                                                  4                 1.50%
                                                                  5                 1.25%
                                                                  6                 1.00%
                                                                  7                 0.75%
                                                                  8                 0.50%
                                                                  9                 0.25%
                                                                  10+              0.00%


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Surrender Charges       All, if the surrender is subject to a
                        charge.
Unamortized Tax Charge  Only policies which elect Option 1.

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance       Monthly.                             Individualized depending on age,
Charges                                                      sex and other factors.
Mortality and Expense   Monthly.                             - Under Option 1: .90% (annualized)
Risk Charge                                                  of Sub-Account Value in Policy
                                                               Years 1-10 and .50% (annualized)
                                                               for Policy Years 11 and beyond
                                                             - Under Option 2: .65% (annualized)
                                                             of Sub-Account Value in Policy
                                                               Years 1-10 and .50% (annualized)
                                                               for Policy Years 11 and beyond
Tax Expense Charge      - Under Option 1: Monthly.           - Under Option 1: .40% (annualized)
                        - Under Option 2: Receipt of         of Account Value for Policy Years
                        Premium Payment.                       1-10
                                                             - Under Option 2: 4% of each
                                                             premium payment in all Policy Years
Annual Maintenance Fee  On Policy Anniversary Date or upon                 $30.00
                        surrender of the policy.
Administrative Charge   Monthly.                             .40% (annualized) of Sub-Account
                                                             Value


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                        All
Charges
Mortality and Expense                    All
Risk Charge
Tax Expense Charge                       All
Annual Maintenance Fee  Only policies with an Account Value of less than $50,000 on the Policy
                        Anniversary Date or date of surrender.
Administrative Charge                    All

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



ANNUAL FUND OPERATING EXPENSES
AS OF THE FUND'S YEAR END
(as a percentage of average net assets)



                                                                                                       TOTAL ANNUAL FUND
                                                                                   OTHER EXPENSES      OPERATING EXPENSES
                                                               MANAGEMENT FEES     (INCLUDING ANY    (INCLUDING WAIVERS AND
                                                             (INCLUDING WAIVERS)   REIMBURSEMENTS)    ANY REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1)(2)                   0.41%               0.49%                0.90%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                 0.80%               0.33%                1.13%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                  0.68%               0.10%                0.78%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                         0.65%               0.18%                0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                             0.65%               0.12%                0.77%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                       0.61%               0.12%                0.73%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                   0.46%               0.04%                0.50%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (1)                            0.70%               0.20%                0.90%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                     0.70%               0.13%                0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                          0.65%               0.07%                0.72%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                              0.60%               0.07%                0.67%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                0.80%               0.22%                1.02%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                     0.80%               0.18%                0.98%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                     1.08%               0.33%                1.41%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                           0.63%               0.08%                0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                        0.41%               0.08%                0.49%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                   0.54%               0.05%                0.59%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                           0.70%               0.10%                0.80%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                           0.53%               0.37%                0.90%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (2)                                        0.54%               0.31%                0.85%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (3)                                 0.53%               0.76%                1.29%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                         0.65%               0.06%                0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                               0.65%               0.10%                0.75%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                             0.53%               0.04%                0.57%
---------------------------------------------------------------------------------------------------------------------------



(1) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000; therefore, the Management Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Funds' first full fiscal year.



(2) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:



                                                                                OTHER     TOTAL ANNUAL FUND
                                                             MANAGEMENT FEES   EXPENSES   OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                         0.65%         0.49%          1.14%
------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                              0.70%         0.37%          1.07%
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                           0.65%         0.31%          0.96%
------------------------------------------------------------------------------------------------------------



(3) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

HARTFORD LIFE INSURANCE COMPANY                                                7
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ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               7/1/99        AA+      Claims paying ability
--------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on July 25, 1994 under the laws of Connecticut.


THE FUNDS



The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ('Funds'). Putnam Investment Management, Inc. ('Putnam Management') serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.



PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with capital preservation. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT RESEARCH FUND  -- Seeks capital appreciation.



PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT VISTA FUND -- Seeks capital appreciation.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.



The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement."

HARTFORD LIFE INSURANCE COMPANY                                                9
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The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.


Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.


EXAMPLE:
Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The cost of the capitalization of certain policy acquisition expenses under Section 848 of the Internal Revenue Code.

- During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

10                                               HARTFORD LIFE INSURANCE COMPANY
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UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR    RATE
-------------------------
 1            2.25%
-------------------------
 2            2.00%
-------------------------
 3            1.75%
-------------------------
 4            1.50%
-------------------------
 5            1.25%
-------------------------
 6            1.00%
-------------------------
 7            0.75%
-------------------------
 8            0.50%
-------------------------
 9            0.25%
-------------------------
 10+          0.00%
-------------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

HARTFORD LIFE INSURANCE COMPANY                                               11
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YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY


LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Currently, only single life policies are available in the State of New York. Policies sold on a last survivor basis operate in a manner almost identical to the

12                                               HARTFORD LIFE INSURANCE COMPANY
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single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Putnam Money Market Sub-Account.

We will then allocate the Account Value in the Putnam Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current

HARTFORD LIFE INSURANCE COMPANY                                               13
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accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
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DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                      40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be

14                                               HARTFORD LIFE INSURANCE COMPANY
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applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENT OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

HARTFORD LIFE INSURANCE COMPANY                                               15
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CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations."

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations."

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

16                                               HARTFORD LIFE INSURANCE COMPANY
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PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
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LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

HARTFORD LIFE INSURANCE COMPANY                                               17
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Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.


A policy that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.


All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2000) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).


If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

18                                               HARTFORD LIFE INSURANCE COMPANY
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DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a

HARTFORD LIFE INSURANCE COMPANY                                               19
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specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
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There are no material legal proceedings pending to which the Separate Account is a party.

OTHER MATTERS
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LEGAL MATTERS


Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

20                                               HARTFORD LIFE INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE INSURANCE COMPANY                                               21
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APPENDIX A
SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

If the policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Glossary of Special Terms section of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE -- The current value of Accumulation Units plus the value of the Loan Account under the policy. In the case of a Policy Owner who purchases the policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Accumulation Feature, Account Value is the current value of the Fixed Accumulation Feature plus the value of the Loan Account under the policy.

The following definition is added:

FIXED ACCUMULATION FEATURE -- Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT -- An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Accumulation Feature for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":

THE FIXED ACCUMULATION FEATURE

THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Accumulation Feature." New York Policy Owners may transfer no less than the entire Account Value to the Fixed Accumulation Feature. Account Value transferred to the Fixed Accumulation Feature becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Accumulation Feature under the policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Accumulation Feature interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

No Administrative Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCUMULATION FEATURE

New York Policy Owners may transfer no less than the entire Account Value into the Fixed Accumulation Feature under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCUMULATION FEATURE MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCUMULATION FEATURE, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Accumulation Feature, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Accumulation Feature on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Accumulation Feature on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to

22                                               HARTFORD LIFE INSURANCE COMPANY
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the Fixed Accumulation Feature and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS

Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Accumulation Feature for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Accumulation Feature Minimum Credited Interest Rate.

HARTFORD LIFE INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT FIVE


This Statement of Additional Information is not a prospectus. To obtain a prospectus, write to us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.



DATE OF PROSPECTUS: MAY 1, 2000


DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

2                                                HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                  3
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SERVICES                                                         5
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EXPERTS                                                          5
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DISTRIBUTION OF THE POLICIES                                     5
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ADDITIONAL INFORMATION ABOUT CHARGES                             6
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LLUSTRATION OF DEATH BENEFITS                                    7
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FINANCIAL STATEMENTS                                            SA-1
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STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:



                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
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David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; Assistant Vice President and
                                                       Director of Taxes (1998-1999), Hartford; CIGNA Corporation
                                                       (1975-1998).

Peter W. Cummins       Senior Vice President, 1997     Vice President (1989-1997); Director of Broker Dealer
                                                       Sales-ILAD (1989-1992), Hartford; Senior Vice President
                                                       (1997-Present); Vice President (1989-1997); Director of
                                                       Broker Dealer Sales-ILAD (1989-1991), Hartford Life and
                                                       Accident Insurance Company.

Timothy M. Fitch       Vice President, 1995            Assistant Vice President (1992-1995), Hartford; Vice
                                                       President (1995-Present); Actuary (1994-Present);
                                                       Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Officer, (1998-Present),
                       Accounting Officer, 1998        Hartford Life & Annuity Insurance Company; Vice President
                                                       & Chief Accounting Officer, (1998-Present), Royal Life
                                                       Insurance Company of America; Vice President & Chief
                                                       Accounting Officer (1998-Present), Alpine Life Insurance
                                                       Company; Chief Accounting Officer (1997-Present), Hartford
                                                       Life, Inc.; Director, Finance (1995-1997), Value Health,
                                                       Inc.; Senior Manager (1993-1995), Coopers and Lybrand;
                                                       Audit Manager (1993-1996), Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-present); Vice President
                       Financial Officer &             (1998); Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996); IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson.

Lynda Godkin           Senior Vice President, 1997     Associate General Counsel (1995-1996); Assistant General
                       General Counsel, 1996           Counsel and Secretary (1994-1995); Counsel (1990-1994),
                       Corporate Secretary, 1995       Hartford; Director (1997-Present); Senior Vice President
                       Director, 1997                  (1997-Present); General Counsel (1996-Present); Corporate
                                                       Secretary (1995-Present); Associate General Counsel
                                                       (1995-1996); Assistant General Counsel and Secretary
                                                       (1994-1995); Counsel (1990-1994), Hartford Life and
                                                       Accident Insurance Company; Vice President and General
                                                       Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady          Senior Vice President, 1998     Vice President (1993-1998); Assistant Vice President
                                                       (1987-1993), Hartford; Senior Vice President, 1998); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1987-1993), Hartford Life and Accident Insurance Company.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1994-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-1999), Assistant Vice President
                                                       (1994-1997), Hartford Life and Annuity Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life, Senior Vice President,
                                                       (1998-Present); Vice President, (1995-1998); Regional Vice
                                                       President (1991-1994), Hartford; Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company.

Thomas M. Marra        President, 2000                 Executive Vice President (1995-2000), Senior Vice
                       Director, 1994*                 President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1995), Hartford; Director (1994-Present); Executive
                                                       Vice President (1995-Present); Senior Vice President
                                                       (1994-1995); Vice President (1989-1994), Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       President (2000-present), Executive Vice President
                                                       (1996-2000), Director (1994-present), Senior Vice
                                                       President (1993-1996), Hartford Life and Annuity Insurance
                                                       Company; Chief Operating Officer (2000-present), Executive
                                                       Vice President, Individual Life and Annuities (1997-2000),
                                                       Hartford Life, Inc.

Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1990-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Vice President and
                                                       Chief Actuary (1997-Present), Hartford Life, Inc.

Donald A. Salama       Vice President, 1997            Vice President (1997-Present), Hartford Life and Accident
                                                       Insurance Company; Principal and Director, Institutional
                                                       Sales (1995-1998), The Vanguard Group; Senior Vice
                                                       President (1994-1995), Mercantile
                                                       Bancorporation; Vice President (1988-1994), Bankers Trust
                                                       Company.

Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1981*                 (1989-1997), Hartford; Chief Executive Officer
                                                       (1997-present), President (1989-2000), Chief Operating
                                                       Officer (1989-1997), Director (1985-present); Hartford
                                                       Life and Annuity Insurance Company; Director
                                                       (1981-Present); President (1989-Present); Chief Executive
                                                       Officer (1997-Present); Chief Operating Officer
                                                       (1989-1997), Hartford Life and Accident Insurance Company;
                                                       Chief Executive Officer and President and Director
                                                       (1997-Present), Hartford Life, Inc.

David M. Znamierowski  Senior Vice President & Chief   Vice President (1997), Hartford; Director (1998-Present);
                       Investment Officer, 1997        Senior Vice President (1997-Present), Hartford Life and
                       Director, 1998*                 Accident Insurance Company; Vice President, Investment
                                                       Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                       President, Investment Strategy & Policy (1991-1996), Aetna
                                                       Life and Casualty.


---------

 * Denotes date of election to Board of Directors of Hartford.


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Deanne Osgood, FSA, MAAA, Vice President & Director of Individual Annuity Product Management, for Hartford, and are included in reliance upon her opinion as to their reasonableness.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account . Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

The following table shows officers and directors of HSD:


NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 David T. Foy                Director
-----------------------------------------------------------------
 Lynda Godkin                Senior Vice President, General
                             Counsel and Corporate Secretary
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President
-----------------------------------------------------------------
 Thomas M. Marra             Executive Vice President, Director
-----------------------------------------------------------------
 Paul E. Olson               Supervising Registered Principal
-----------------------------------------------------------------
 Lowndes A. Smith            President and Chief Executive
                             Officer, Director
-----------------------------------------------------------------


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.


The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.82% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.82% described above) of -0.82%, 5.18% and 11.18%, respectively.


The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,860       9,835      20,001     10,646       9,627      20,001
          2                 11,025        11,760      10,745      20,001     11,311      10,304      20,001
          3                 11,576        12,738      11,736      20,001     12,031      11,040      20,001
          4                 12,155        13,801      12,964      20,001     12,817      11,995      20,001
          5                 12,763        14,954      14,137      20,001     13,681      12,880      20,001
          6                 13,401        16,207      15,615      20,001     14,638      14,062      20,001
          7                 14,071        17,567      17,006      20,001     15,707      15,159      20,001
          8                 14,775        19,049      18,724      21,144     16,913      16,598      20,001
          9                 15,513        20,671      20,390      22,531     18,289      18,013      20,001
         10                 16,289        22,421      22,391      24,438     19,832      19,802      21,617
         11                 17,103        24,518      24,488      26,479     21,684      21,654      23,419
         12                 17,959        26,821      26,791      28,698     23,717      23,687      25,377
         13                 18,856        29,328      29,298      31,381     25,929      25,899      27,743
         14                 19,799        32,084      32,054      34,008     28,361      28,331      30,062
         15                 20,789        35,089      35,059      37,194     31,007      30,977      32,867
         16                 21,829        38,393      38,363      40,312     33,923      33,893      35,619
         17                 22,920        41,996      41,966      44,095     37,095      37,065      38,949
         18                 24,066        45,940      45,910      48,236     40,540      40,510      42,566
         19                 25,270        50,257      50,257      52,769     44,275      44,245      46,488
         20                 26,533        55,015      55,015      57,766     48,319      48,289      50,734

         25                 33,864        86,484      86,484      90,808     74,047      74,047      77,749
         35                 55,160       213,896     213,896     216,034    177,563     177,563     179,338
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,273       9,262      20,001     10,058       9,051      20,001
          2                 11,025        10,524       9,533      20,001     10,057       9,075      20,001
          3                 11,576        10,780       9,812      20,001     10,023       9,067      20,001
          4                 12,155        11,044      10,249      20,001      9,951       9,174      20,001
          5                 12,763        11,316      10,544      20,001      9,833       9,090      20,001
          6                 13,401        11,594      11,048      20,001      9,660       9,147      20,001
          7                 14,071        11,880      11,361      20,001      9,420       8,942      20,001
          8                 14,775        12,174      11,883      20,001      9,094       8,837      20,001
          9                 15,513        12,476      12,215      20,001      8,663       8,438      20,001
         10                 16,289        12,787      12,757      20,001      8,102       8,072      20,001
         11                 17,103        13,211      13,181      20,001      7,448       7,418      20,001
         12                 17,959        13,650      13,620      20,001      6,602       6,572      20,001
         13                 18,856        14,105      14,075      20,001      5,519       5,489      20,001
         14                 19,799        14,577      14,547      20,001      4,137       4,107      20,001
         15                 20,789        15,065      15,035      20,001      2,373       2,343      20,001
         16                 21,829        15,570      15,540      20,001        108          78      20,001
         17                 22,920        16,093      16,063      20,001         --          --          --
         18                 24,066        16,635      16,605      20,001         --          --          --
         19                 25,270        17,197      17,167      20,001         --          --          --
         20                 26,533        17,778      17,748      20,001         --          --          --

         25                 33,864        21,010      20,980      22,060         --          --          --
         35                 55,160        29,471      29,441      29,765         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,687       8,713      20,001      9,469       8,516      20,001
          2                 11,025         9,355       8,437      20,001      8,875       8,002      20,001
          3                 11,576         9,034       8,168      20,001      8,241       7,449      20,001
          4                 12,155         8,722       8,038      20,001      7,560       6,963      20,001
          5                 12,763         8,421       7,780      20,001      6,821       6,296      20,001
          6                 13,401         8,128       7,692      20,001      6,011       5,681      20,001
          7                 14,071         7,845       7,443      20,001      5,113       4,840      20,001
          8                 14,775         7,571       7,352      20,001      4,104       3,971      20,001
          9                 15,513         7,305       7,111      20,001      2,955       2,858      20,001
         10                 16,289         7,048       7,018      20,001      1,635       1,605      20,001
         11                 17,103         6,853       6,823      20,001        116          86      20,001
         12                 17,959         6,663       6,633      20,001         --          --          --
         13                 18,856         6,477       6,447      20,001         --          --          --
         14                 19,799         6,296       6,266      20,001         --          --          --
         15                 20,789         6,119       6,089      20,001         --          --          --
         16                 21,829         5,946       5,916      20,001         --          --          --
         17                 22,920         5,777       5,747      20,001         --          --          --
         18                 24,066         5,612       5,582      20,001         --          --          --
         19                 25,270         5,451       5,421      20,001         --          --          --
         20                 26,533         5,294       5,264      20,001         --          --          --

         25                 33,864         4,561       4,531      20,001         --          --          --
         35                 55,160         3,333       3,303      20,001         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,493       9,713      20,001     10,265       9,485      20,001
          2                 11,025        11,437      10,657      20,001     10,954      10,174      20,001
          3                 11,576        12,468      11,688      20,001     11,706      10,926      20,001
          4                 12,155        13,595      12,965      20,001     12,532      11,902      20,001
          5                 12,763        14,827      14,197      20,001     13,447      12,817      20,001
          6                 13,401        16,174      15,744      20,001     14,467      14,037      20,001
          7                 14,071        17,646      17,216      20,001     15,615      15,185      20,001
          8                 14,775        19,260      19,030      21,378     16,919      16,689      20,001
          9                 15,513        21,038      20,808      22,930     18,420      18,190      20,078
         10                 16,289        22,967      22,937      25,034     20,106      20,076      21,915
         11                 17,103        25,117      25,087      27,126     21,984      21,954      23,742
         12                 17,959        27,477      27,447      29,400     24,045      24,015      25,728
         13                 18,856        30,046      30,016      32,149     26,288      26,258      28,128
         14                 19,799        32,870      32,840      34,842     28,755      28,725      30,479
         15                 20,789        35,950      35,920      38,106     31,438      31,408      33,324
         16                 21,829        39,336      39,306      41,302     34,395      34,365      36,114
         17                 22,920        43,028      42,998      45,178     37,611      37,581      39,491
         18                 24,066        47,069      47,039      49,422     41,104      41,074      43,159
         19                 25,270        51,493      51,493      54,067     44,892      44,862      47,136
         20                 26,533        56,369      56,369      59,187     48,993      48,963      51,442

         25                 33,864        88,612      88,612      93,042     75,081      75,081      78,834
         35                 55,160       219,158     219,158     221,349    180,040     180,040     181,840
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,927       9,152      20,001      9,697       8,940      20,001
          2                 11,025        10,234       9,454      20,001      9,737       8,977      20,001
          3                 11,576        10,551       9,771      20,001      9,747       8,986      20,001
          4                 12,155        10,880      10,250      20,001      9,720       9,107      20,001
          5                 12,763        11,219      10,589      20,001      9,650       9,041      20,001
          6                 13,401        11,570      11,140      20,001      9,527       9,116      20,001
          7                 14,071        11,933      11,503      20,001      9,339       8,935      20,001
          8                 14,775        12,309      12,079      20,001      9,068       8,856      20,001
          9                 15,513        12,697      12,467      20,001      8,695       8,491      20,001
         10                 16,289        13,098      13,068      20,001      8,195       8,165      20,001
         11                 17,103        13,533      13,503      20,001      7,553       7,523      20,001
         12                 17,959        13,984      13,954      20,001      6,721       6,691      20,001
         13                 18,856        14,451      14,421      20,001      5,655       5,625      20,001
         14                 19,799        14,935      14,905      20,001      4,294       4,264      20,001
         15                 20,789        15,436      15,406      20,001      2,557       2,527      20,001
         16                 21,829        15,954      15,924      20,001        324         294      20,001
         17                 22,920        16,491      16,461      20,001         --          --          --
         18                 24,066        17,047      17,017      20,001         --          --          --
         19                 25,270        17,623      17,593      20,001         --          --          --
         20                 26,533        18,220      18,190      20,001         --          --          --

         25                 33,864        21,537      21,507      22,613         --          --          --
         35                 55,160        30,219      30,189      30,521         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,361       8,629      20,001      9,129       8,415      20,001
          2                 11,025         9,098       8,386      20,001      8,591       7,917      20,001
          3                 11,576         8,842       8,149      20,001      8,009       7,378      20,001
          4                 12,155         8,592       8,047      20,001      7,375       6,902      20,001
          5                 12,763         8,349       7,818      20,001      6,679       6,248      20,001
          6                 13,401         8,111       7,757      20,001      5,908       5,642      20,001
          7                 14,071         7,880       7,535      20,001      5,043       4,812      20,001
          8                 14,775         7,654       7,471      20,001      4,062       3,951      20,001
          9                 15,513         7,434       7,255      20,001      2,935       2,846      20,001
         10                 16,289         7,219       7,189      20,001      1,630       1,600      20,001
         11                 17,103         7,021       6,991      20,001        111          81      20,001
         12                 17,959         6,827       6,797      20,001         --          --          --
         13                 18,856         6,637       6,607      20,001         --          --          --
         14                 19,799         6,452       6,422      20,001         --          --          --
         15                 20,789         6,271       6,241      20,001         --          --          --
         16                 21,829         6,095       6,065      20,001         --          --          --
         17                 22,920         5,922       5,892      20,001         --          --          --
         18                 24,066         5,754       5,724      20,001         --          --          --
         19                 25,270         5,590       5,560      20,001         --          --          --
         20                 26,533         5,429       5,399      20,001         --          --          --

         25                 33,864         4,682       4,652      20,001         --          --          --
         35                 55,160         3,428       3,398      20,001         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,927       9,902      45,872     10,927       9,902      45,872
          2                 11,025        11,901      10,883      45,872     11,901      10,883      45,872
          3                 11,576        12,958      11,952      45,872     12,958      11,952      45,872
          4                 12,155        14,105      13,263      45,872     14,105      13,263      45,872
          5                 12,763        15,348      14,526      45,872     15,348      14,526      45,872
          6                 13,401        16,696      16,099      45,872     16,696      16,099      45,872
          7                 14,071        18,156      17,590      45,872     18,156      17,590      45,872
          8                 14,775        19,738      19,410      45,872     19,738      19,410      45,872
          9                 15,513        21,452      21,168      45,872     21,452      21,168      45,872
         10                 16,289        23,308      23,278      45,872     23,308      23,278      45,872
         11                 17,103        25,526      25,496      45,872     25,525      25,495      45,872
         12                 17,959        27,958      27,928      45,872     27,954      27,924      45,872
         13                 18,856        30,627      30,597      45,872     30,622      30,592      45,872
         14                 19,799        33,566      33,536      45,872     33,560      33,530      45,872
         15                 20,789        36,813      36,783      45,872     36,806      36,776      45,872
         16                 21,829        40,415      40,385      46,476     40,407      40,377      46,467
         17                 22,920        44,396      44,366      50,168     44,388      44,358      50,158
         18                 24,066        48,772      48,742      54,137     48,763      48,733      54,126
         19                 25,270        53,584      53,584      58,406     53,574      53,574      58,395
         20                 26,533        58,880      58,880      64,179     58,869      58,869      64,166

         25                 33,864        94,020      94,020      99,661     94,002      94,002      99,642
         35                 55,160       236,261     236,261     248,073    230,345     230,345     241,862
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,338       9,325      45,872     10,338       9,325      45,872
          2                 11,025        10,649       9,656      45,872     10,649       9,656      45,872
          3                 11,576        10,963       9,991      45,872     10,963       9,991      45,872
          4                 12,155        11,277      10,478      45,872     11,277      10,478      45,872
          5                 12,763        11,591      10,816      45,872     11,591      10,816      45,872
          6                 13,401        11,902      11,353      45,872     11,902      11,353      45,872
          7                 14,071        12,215      11,694      45,872     12,208      11,686      45,872
          8                 14,775        12,537      12,245      45,872     12,503      12,210      45,872
          9                 15,513        12,869      12,607      45,872     12,783      12,521      45,872
         10                 16,289        13,210      13,180      45,872     13,042      13,012      45,872
         11                 17,103        13,669      13,639      45,872     13,382      13,352      45,872
         12                 17,959        14,146      14,116      45,872     13,695      13,665      45,872
         13                 18,856        14,641      14,611      45,872     13,973      13,943      45,872
         14                 19,799        15,154      15,124      45,872     14,208      14,178      45,872
         15                 20,789        15,686      15,656      45,872     14,390      14,360      45,872
         16                 21,829        16,238      16,208      45,872     14,504      14,474      45,872
         17                 22,920        16,810      16,780      45,872     14,530      14,500      45,872
         18                 24,066        17,404      17,374      45,872     14,443      14,413      45,872
         19                 25,270        18,020      17,990      45,872     14,210      14,180      45,872
         20                 26,533        18,658      18,628      45,872     13,795      13,765      45,872

         25                 33,864        22,226      22,196      45,872      7,069       7,039      45,872
         35                 55,160        31,646      31,616      45,872         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,748       8,767      45,872      9,748       8,767      45,872
          2                 11,025         9,466       8,537      45,872      9,466       8,537      45,872
          3                 11,576         9,182       8,303      45,872      9,182       8,303      45,872
          4                 12,155         8,896       8,199      45,872      8,896       8,199      45,872
          5                 12,763         8,604       7,950      45,872      8,604       7,950      45,872
          6                 13,401         8,319       7,873      45,872      8,305       7,859      45,872
          7                 14,071         8,042       7,630      45,872      7,994       7,584      45,872
          8                 14,775         7,773       7,548      45,872      7,667       7,445      45,872
          9                 15,513         7,512       7,313      45,872      7,318       7,124      45,872
         10                 16,289         7,259       7,229      45,872      6,942       6,912      45,872
         11                 17,103         7,070       7,040      45,872      6,583       6,553      45,872
         12                 17,959         6,885       6,855      45,872      6,177       6,147      45,872
         13                 18,856         6,704       6,674      45,872      5,715       5,685      45,872
         14                 19,799         6,527       6,497      45,872      5,188       5,158      45,872
         15                 20,789         6,354       6,324      45,872      4,581       4,551      45,872
         16                 21,829         6,185       6,155      45,872      3,877       3,847      45,872
         17                 22,920         6,020       5,990      45,872      3,053       3,023      45,872
         18                 24,066         5,858       5,828      45,872      2,074       2,044      45,872
         19                 25,270         5,700       5,670      45,872        902         872      45,872
         20                 26,533         5,545       5,515      45,872         --          --          --

         25                 33,864         4,821       4,791      45,872         --          --          --
         35                 55,160         3,593       3,563      45,872         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,559       9,779      45,872     10,559       9,779      45,872
          2                 11,025        11,573      10,793      45,872     11,573      10,793      45,872
          3                 11,576        12,682      11,902      45,872     12,682      11,902      45,872
          4                 12,155        13,893      13,263      45,872     13,893      13,263      45,872
          5                 12,763        15,215      14,585      45,872     15,215      14,585      45,872
          6                 13,401        16,658      16,228      45,872     16,658      16,228      45,872
          7                 14,071        18,234      17,804      45,872     18,234      17,804      45,872
          8                 14,775        19,953      19,723      45,872     19,953      19,723      45,872
          9                 15,513        21,830      21,600      45,872     21,830      21,600      45,872
         10                 16,289        23,878      23,848      45,872     23,878      23,848      45,872
         11                 17,103        26,157      26,127      45,872     26,157      26,127      45,872
         12                 17,959        28,655      28,625      45,872     28,655      28,625      45,872
         13                 18,856        31,401      31,371      45,872     31,400      31,370      45,872
         14                 19,799        34,426      34,396      45,872     34,426      34,396      45,872
         15                 20,789        37,773      37,743      45,872     37,772      37,742      45,872
         16                 21,829        41,483      41,453      47,705     41,483      41,453      47,705
         17                 22,920        45,571      45,541      51,495     45,571      45,541      51,495
         18                 24,066        50,064      50,064      55,570     50,063      50,063      55,570
         19                 25,270        55,037      55,037      59,990     55,037      55,037      59,989
         20                 26,533        60,477      60,477      65,919     60,476      60,476      65,919

         25                 33,864        96,569      96,569     102,363     96,569      96,569     102,362
         35                 55,160       242,667     242,667     254,800    236,635     236,635     248,466
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,989       9,210      45,872      9,989       9,210      45,872
          2                 11,025        10,355       9,575      45,872     10,355       9,575      45,872
          3                 11,576        10,728       9,948      45,872     10,728       9,948      45,872
          4                 12,155        11,107      10,477      45,872     11,107      10,477      45,872
          5                 12,763        11,490      10,860      45,872     11,490      10,860      45,872
          6                 13,401        11,875      11,445      45,872     11,875      11,445      45,872
          7                 14,071        12,267      11,837      45,872     12,259      11,829      45,872
          8                 14,775        12,672      12,442      45,872     12,638      12,408      45,872
          9                 15,513        13,092      12,862      45,872     13,008      12,778      45,872
         10                 16,289        13,528      13,498      45,872     13,364      13,334      45,872
         11                 17,103        13,999      13,969      45,872     13,719      13,689      45,872
         12                 17,959        14,488      14,458      45,872     14,048      14,018      45,872
         13                 18,856        14,996      14,966      45,872     14,344      14,314      45,872
         14                 19,799        15,522      15,492      45,872     14,599      14,569      45,872
         15                 20,789        16,068      16,038      45,872     14,803      14,773      45,872
         16                 21,829        16,634      16,604      45,872     14,940      14,910      45,872
         17                 22,920        17,221      17,191      45,872     14,993      14,963      45,872
         18                 24,066        17,830      17,800      45,872     14,936      14,906      45,872
         19                 25,270        18,461      18,431      45,872     14,737      14,707      45,872
         20                 26,533        19,117      19,087      45,872     14,361      14,331      45,872

         25                 33,864        22,776      22,746      45,872      7,966       7,936      45,872
         35                 55,160        32,438      32,408      45,872         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,419       8,682      45,872      9,419       8,682      45,872
          2                 11,025         9,205       8,484      45,872      9,205       8,484      45,872
          3                 11,576         8,986       8,282      45,872      8,986       8,282      45,872
          4                 12,155         8,761       8,206      45,872      8,761       8,206      45,872
          5                 12,763         8,528       7,987      45,872      8,528       7,987      45,872
          6                 13,401         8,299       7,937      45,872      8,284       7,923      45,872
          7                 14,071         8,075       7,722      45,872      8,026       7,675      45,872
          8                 14,775         7,856       7,669      45,872      7,749       7,564      45,872
          9                 15,513         7,642       7,460      45,872      7,448       7,269      45,872
         10                 16,289         7,434       7,404      45,872      7,115       7,085      45,872
         11                 17,103         7,241       7,211      45,872      6,755       6,725      45,872
         12                 17,959         7,052       7,022      45,872      6,347       6,317      45,872
         13                 18,856         6,868       6,838      45,872      5,884       5,854      45,872
         14                 19,799         6,687       6,657      45,872      5,355       5,325      45,872
         15                 20,789         6,511       6,481      45,872      4,747       4,717      45,872
         16                 21,829         6,338       6,308      45,872      4,043       4,013      45,872
         17                 22,920         6,169       6,139      45,872      3,219       3,189      45,872
         18                 24,066         6,004       5,974      45,872      2,241       2,211      45,872
         19                 25,270         5,843       5,813      45,872      1,070       1,040      45,872
         20                 26,533         5,685       5,655      45,872         --          --          --

         25                 33,864         4,946       4,916      45,872         --          --          --
         35                 55,160         3,693       3,663      45,872         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,921       9,895      28,491     10,921       9,895      28,491
          2                 11,025        11,875      10,857      28,491     11,875      10,857      28,491
          3                 11,576        12,895      11,889      28,491     12,895      11,889      28,491
          4                 12,155        13,992      13,152      28,491     13,987      13,147      28,491
          5                 12,763        15,185      14,365      28,491     15,158      14,338      28,491
          6                 13,401        16,482      15,887      28,491     16,414      15,819      28,491
          7                 14,071        17,893      17,329      28,491     17,764      17,201      28,491
          8                 14,775        19,427      19,100      28,491     19,221      18,895      28,491
          9                 15,513        21,096      20,813      28,491     20,799      20,517      28,491
         10                 16,289        22,911      22,881      28,491     22,521      22,491      28,491
         11                 17,103        25,087      25,057      28,491     24,618      24,588      28,491
         12                 17,959        27,511      27,481      29,437     26,979      26,949      28,867
         13                 18,856        30,185      30,155      32,297     29,600      29,570      31,671
         14                 19,799        33,120      33,090      35,106     32,477      32,447      34,425
         15                 20,789        36,323      36,293      38,502     35,617      35,587      37,754
         16                 21,829        39,843      39,813      41,834     39,068      39,038      41,021
         17                 22,920        43,681      43,651      45,864     42,831      42,801      44,972
         18                 24,066        47,859      47,829      50,251     46,927      46,897      49,273
         19                 25,270        52,436      52,436      55,058     51,379      51,379      53,947
         20                 26,533        57,488      57,488      60,362     56,241      56,241      59,053

         25                 33,864        91,052      91,052      95,604     87,126      87,126      91,482
         35                 55,160       228,413     228,413     230,696    209,893     209,893     211,992
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           21
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,331       9,319      28,491     10,331       9,319      28,491
          2                 11,025        10,622       9,629      28,491     10,622       9,629      28,491
          3                 11,576        10,898       9,927      28,491     10,897       9,927      28,491
          4                 12,155        11,182      10,384      28,491     11,154      10,356      28,491
          5                 12,763        11,474      10,701      28,491     11,385      10,613      28,491
          6                 13,401        11,775      11,227      28,491     11,585      11,039      28,491
          7                 14,071        12,084      11,563      28,491     11,744      11,226      28,491
          8                 14,775        12,402      12,110      28,491     11,850      11,561      28,491
          9                 15,513        12,730      12,468      28,491     11,890      11,630      28,491
         10                 16,289        13,066      13,036      28,491     11,844      11,814      28,491
         11                 17,103        13,521      13,491      28,491     11,791      11,761      28,491
         12                 17,959        13,992      13,962      28,491     11,617      11,587      28,491
         13                 18,856        14,481      14,451      28,491     11,295      11,265      28,491
         14                 19,799        14,988      14,958      28,491     10,792      10,762      28,491
         15                 20,789        15,514      15,484      28,491     10,063      10,033      28,491
         16                 21,829        16,060      16,030      28,491      9,045       9,015      28,491
         17                 22,920        16,626      16,596      28,491      7,649       7,619      28,491
         18                 24,066        17,212      17,182      28,491      5,750       5,720      28,491
         19                 25,270        17,821      17,791      28,491      3,173       3,143      28,491
         20                 26,533        18,452      18,422      28,491         --          --          --

         25                 33,864        21,978      21,948      28,491         --          --          --
         35                 55,160        31,289      31,259      31,602         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,742       8,762      28,491      9,742       8,762      28,491
          2                 11,025         9,439       8,512      28,491      9,439       8,512      28,491
          3                 11,576         9,128       8,254      28,491      9,116       8,243      28,491
          4                 12,155         8,827       8,135      28,491      8,769       8,081      28,491
          5                 12,763         8,535       7,886      28,491      8,390       7,751      28,491
          6                 13,401         8,251       7,809      28,491      7,970       7,542      28,491
          7                 14,071         7,976       7,567      28,491      7,498       7,112      28,491
          8                 14,775         7,709       7,487      28,491      6,959       6,755      28,491
          9                 15,513         7,451       7,253      28,491      6,332       6,160      28,491
         10                 16,289         7,199       7,169      28,491      5,595       5,565      28,491
         11                 17,103         7,012       6,982      28,491      4,762       4,732      28,491
         12                 17,959         6,828       6,798      28,491      3,754       3,724      28,491
         13                 18,856         6,648       6,618      28,491      2,534       2,504      28,491
         14                 19,799         6,473       6,443      28,491      1,054       1,024      28,491
         15                 20,789         6,301       6,271      28,491         --          --          --
         16                 21,829         6,133       6,103      28,491         --          --          --
         17                 22,920         5,969       5,939      28,491         --          --          --
         18                 24,066         5,808       5,778      28,491         --          --          --
         19                 25,270         5,651       5,621      28,491         --          --          --
         20                 26,533         5,497       5,467      28,491         --          --          --

         25                 33,864         4,778       4,748      28,491         --          --          --
         35                 55,160         3,559       3,529      28,491         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           23
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,552       9,772      28,491     10,552       9,772      28,491
          2                 11,025        11,546      10,766      28,491     11,546      10,766      28,491
          3                 11,576        12,617      11,837      28,491     12,617      11,837      28,491
          4                 12,155        13,778      13,148      28,491     13,771      13,141      28,491
          5                 12,763        15,050      14,420      28,491     15,018      14,388      28,491
          6                 13,401        16,442      16,012      28,491     16,367      15,937      28,491
          7                 14,071        17,966      17,536      28,491     17,829      17,399      28,491
          8                 14,775        19,635      19,405      28,491     19,420      19,190      28,491
          9                 15,513        21,461      21,231      28,491     21,161      20,931      28,491
         10                 16,289        23,460      23,430      28,491     23,078      23,048      28,491
         11                 17,103        25,697      25,667      28,491     25,250      25,220      28,491
         12                 17,959        28,196      28,166      30,170     27,696      27,666      29,634
         13                 18,856        30,937      30,907      33,102     30,387      30,357      32,514
         14                 19,799        33,946      33,916      35,982     33,342      33,312      35,342
         15                 20,789        37,230      37,200      39,463     36,567      36,537      38,760
         16                 21,829        40,838      40,808      42,880     40,110      40,080      42,115
         17                 22,920        44,773      44,743      47,011     43,974      43,944      46,173
         18                 24,066        49,057      49,027      51,509     48,181      48,151      50,589
         19                 25,270        53,750      53,750      56,437     52,752      52,752      55,389
         20                 26,533        58,928      58,928      61,873     57,745      57,745      60,632

         25                 33,864        93,333      93,333      97,999     89,455      89,455      93,927
         35                 55,160       234,133     234,133     236,474    215,506     215,506     217,660
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,982       9,204      28,491      9,982       9,204      28,491
          2                 11,025        10,327       9,547      28,491     10,327       9,547      28,491
          3                 11,576        10,664       9,884      28,491     10,662       9,882      28,491
          4                 12,155        11,013      10,383      28,491     10,980      10,350      28,491
          5                 12,763        11,374      10,744      28,491     11,278      10,648      28,491
          6                 13,401        11,748      11,318      28,491     11,549      11,119      28,491
          7                 14,071        12,135      11,705      28,491     11,784      11,354      28,491
          8                 14,775        12,536      12,306      28,491     11,972      11,742      28,491
          9                 15,513        12,952      12,722      28,491     12,098      11,868      28,491
         10                 16,289        13,382      13,352      28,491     12,146      12,116      28,491
         11                 17,103        13,848      13,818      28,491     12,116      12,086      28,491
         12                 17,959        14,331      14,301      28,491     11,968      11,938      28,491
         13                 18,856        14,833      14,803      28,491     11,678      11,648      28,491
         14                 19,799        15,353      15,323      28,491     11,213      11,183      28,491
         15                 20,789        15,893      15,863      28,491     10,531      10,501      28,491
         16                 21,829        16,452      16,422      28,491      9,569       9,539      28,491
         17                 22,920        17,033      17,003      28,491      8,244       8,214      28,491
         18                 24,066        17,634      17,604      28,491      6,434       6,404      28,491
         19                 25,270        18,259      18,229      28,491      3,972       3,942      28,491
         20                 26,533        18,906      18,876      28,491        625         595      28,491

         25                 33,864        22,523      22,493      28,491         --          --          --
         35                 55,160        32,074      32,044      32,394         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           25
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,412       8,677      28,491      9,412       8,677      28,491
          2                 11,025         9,177       8,459      28,491      9,177       8,459      28,491
          3                 11,576         8,932       8,232      28,491      8,919       8,220      28,491
          4                 12,155         8,693       8,142      28,491      8,632       8,084      28,491
          5                 12,763         8,460       7,922      28,491      8,309       7,781      28,491
          6                 13,401         8,232       7,873      28,491      7,943       7,596      28,491
          7                 14,071         8,010       7,659      28,491      7,522       7,191      28,491
          8                 14,775         7,792       7,607      28,491      7,029       6,859      28,491
          9                 15,513         7,580       7,399      28,491      6,446       6,287      28,491
         10                 16,289         7,373       7,343      28,491      5,749       5,719      28,491
         11                 17,103         7,182       7,152      28,491      4,918       4,888      28,491
         12                 17,959         6,994       6,964      28,491      3,913       3,883      28,491
         13                 18,856         6,811       6,781      28,491      2,697       2,667      28,491
         14                 19,799         6,632       6,602      28,491      1,223       1,193      28,491
         15                 20,789         6,457       6,427      28,491         --          --          --
         16                 21,829         6,285       6,255      28,491         --          --          --
         17                 22,920         6,117       6,087      28,491         --          --          --
         18                 24,066         5,954       5,924      28,491         --          --          --
         19                 25,270         5,793       5,763      28,491         --          --          --
         20                 26,533         5,636       5,606      28,491         --          --          --

         25                 33,864         4,903       4,873      28,491         --          --          --
         35                 55,160         3,659       3,629      28,491         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 11, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

 December 31, 1999                  Asia         Diversified  The George  Global Asset  Global      Growth       Health
                                    Pacific      Income       Putnam      Allocation    Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund        Sub-Account   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               of Boston
                                                              Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ---------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 69,998
  Cost $720,891
  ..........................................................................................................................
    Market Value:                   $1,210,269   $       --    $     --   $         --  $        -- $        --   $     --
 ---------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 181,975
  Cost $1,969,921
  ..........................................................................................................................
    Market Value:                           --    1,807,014          --             --           --          --         --
 ---------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 23,086
  Cost $240,351
  ..........................................................................................................................
    Market Value:                           --           --     230,396             --           --          --         --
 ---------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 108,459
  Cost $1,780,053
  ..........................................................................................................................
    Market Value:                           --           --          --      2,126,886           --          --         --
 ---------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 501,889
  Cost $7,965,580
  ..........................................................................................................................
    Market Value:                           --           --          --             --   15,302,581          --         --
 ---------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 859,727
  Cost $19,745,816
  ..........................................................................................................................
    Market Value:                           --           --          --             --           --  23,040,692         --
 ---------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 14,607
  Cost $146,444
  ..........................................................................................................................
    Market Value:                           --           --          --             --           --          --    153,369
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   19           --           1             --           36      14,200         --
  ..........................................................................................................................
 Receivable from fund shares sold           --           --          --             --           --          --         --
  ..........................................................................................................................
 TOTAL ASSETS                        1,210,288    1,807,014     230,397      2,126,886   15,302,617  23,054,892    153,369
  ..........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           --          --             --           --          --         --
  ..........................................................................................................................
 Payable for fund shares purchased          --           --          --             --           --      14,202         --
  ..........................................................................................................................
 TOTAL LIABILITIES                          --           --          --             --           --      14,202         --
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,210,288   $1,807,014    $230,397   $  2,126,886  $15,302,617 $23,040,690   $153,369
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  High Yield   Income       International  International  International  Investors    Money
                                    Sub-Account  Sub-Account  Growth         Growth         New            Sub-Account  Market
                                                              Sub-Account    and Income     Opportunities               Sub-Account
                                                                             Sub-Account    Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 383,632
  Cost $4,748,325
  ..................................................................................................................................
    Market Value:                   $4,254,479   $       --    $       --     $       --     $       --    $       --    $       --
 -----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 117,711
  Cost $1,539,578
  ..................................................................................................................................
    Market Value:                           --    1,473,744            --             --             --            --            --
 -----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 30,125
  Cost $399,785
  ..................................................................................................................................
    Market Value:                           --           --       652,214             --             --            --            --
 -----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 23,809
  Cost $294,577
  ..................................................................................................................................
    Market Value:                           --           --            --        363,082             --            --            --
 -----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 35,328
  Cost $487,284
  ..................................................................................................................................
    Market Value:                           --           --            --             --        823,484            --            --
 -----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 127,604
  Cost $1,445,665
  ..................................................................................................................................
    Market Value:                           --           --            --             --             --     1,934,476            --
 -----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 5,312,477
  Cost $5,312,477
  ..................................................................................................................................
    Market Value:                           --           --            --             --             --            --     5,312,477
 -----------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    2           --             2             --             --            43           398
  ..................................................................................................................................
 Receivable from fund shares sold           --           --            --             --             --            --            --
  ..................................................................................................................................
 TOTAL ASSETS                        4,254,481    1,473,744       652,216        363,082        823,484     1,934,519     5,312,875
  ..................................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           --            --             --             --            --           105
  ..................................................................................................................................
 Payable for fund shares purchased          --           --            --             --             --            --            --
  ..................................................................................................................................
 TOTAL LIABILITIES                          --           --            --             --             --            --           105
 -----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $4,254,481   $1,473,744    $  652,216     $  363,082     $  823,484    $1,934,519    $5,312,770
 -----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  New             New         OTC &       Research          Utilities    Vista        Voyager
                                    Opportunities   Value       Emerging    Sub-Account       Growth       Sub-Account  Sub-Account
                                    Sub-Account     Sub-Account Growth                        and Income
                                                                Sub-Account                   Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 458,551
  Cost $7,351,305
  .................................................................................................................................
    Market Value:                    $19,965,321     $     --    $     --      $      --      $       --    $     --    $        --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 21,753
  Cost $241,474
  .................................................................................................................................
    Market Value:                             --      257,993          --             --              --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 21,155
  Cost $341,430
  .................................................................................................................................
    Market Value:                             --           --     482,119             --              --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT RESEARCH FUND
  Shares 26,176
  Cost $318,587
  .................................................................................................................................
    Market Value:                             --           --          --        384,260              --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 138,965
  Cost $1,936,036
  .................................................................................................................................
    Market Value:                             --           --          --             --       2,358,235          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 32,623
  Cost $446,224
  .................................................................................................................................
    Market Value:                             --           --          --             --              --     674,635             --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 358,883
  Cost $11,276,129
  .................................................................................................................................
    Market Value:                             --           --          --             --              --          --     23,775,969
 ----------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                     --           --          31             --              --          29             --
  .................................................................................................................................
 Receivable from fund shares sold             --           --          --             --              --          --             --
  .................................................................................................................................
 Total Assets                         19,965,321      257,993     482,150        384,260       2,358,235     674,664     23,775,969
  .................................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    479           --          --             --              --          --            560
  .................................................................................................................................
 Payable for fund shares purchased            --           --          --             --              --          --             --
  .................................................................................................................................
 TOTAL LIABILITIES                           479           --          --             --              --          --            560
 ----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $19,964,842     $257,993    $482,150      $ 384,260      $2,358,235    $674,664    $23,775,409
 ----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 December 31, 1998                             Units         Unit        Contract
                                               Owned by      Price       Liability
                                               Participants
 ------------------------------------------------------------------------------------
 Variable life contracts
  Asia Pacific Growth Fund                          64,767   $18.686808  $  1,210,288
  ...................................................................................
  Diversified Income Fund                          128,686    14.042005     1,807,014
  ...................................................................................
  George Putnam Fund of Boston                      22,378    10.295794       230,397
  ...................................................................................
  Global Asset Allocation                           96,998    21.927140     2,126,886
  ...................................................................................
  Global Growth Fund                               457,189    33.471090    15,302,617
  ...................................................................................
  Growth and Income Fund                           956,028    24.100425    23,040,690
  ...................................................................................
  Health Sciences Fund                              14,579    10.519869       153,369
  ...................................................................................
  High Yield Fund                                  279,558    15.218574     4,254,481
  ...................................................................................
  Income Fund                                      103,653    14.218077     1,473,744
  ...................................................................................
  International Growth Fund                         29,546    22.074242       652,216
  ...................................................................................
  International Growth and Income Fund              21,932    16.555245       363,082
  ...................................................................................
  International New Opportunities Fund              35,144    23.431771       823,484
  ...................................................................................
  Investors Fund                                   128,834    15.015633     1,934,519
  ...................................................................................
  Money Market Fund                              4,131,940     1.285781     5,312,770
  ...................................................................................
  New Opportunities Fund                           479,433    41.642607    19,964,842
  ...................................................................................
  New Value Fund                                    20,592    12.528956       257,993
  ...................................................................................
  OTC & Emerging Fund                               21,129    22.819670       482,150
  ...................................................................................
  Research Fund                                     24,034    15.988405       384,260
  ...................................................................................
  Utilities Growth and Income Fund                 107,079    22.023304     2,358,235
  ...................................................................................
  Vista Fund                                        29,970    22.510986       674,664
  ...................................................................................
  Voyager Fund                                     597,181    39.812736    23,775,409
  ...................................................................................
 GRAND TOTAL:                                                            $106,583,110
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified The George  Global Asset  Global       Growth       Health
 December 31, 1999                  Pacific      Income      Putnam      Allocation    Growth       and Income   Sciences
                                    Growth       Sub-Account Fund        Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                    Sub-Account              of Boston
                                                             Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $     --     $129,914    $ 5,405     $  37,762    $   40,415   $  333,187     $  131
  .........................................................................................................................
  Capital gains income                     --           --        163       105,960       841,584    1,662,677         --
  .........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions              45,471        5,011     (1,314)        2,471        52,630       57,673      6,278
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 621,953      (97,483)   (10,248)       80,742     5,157,054   (1,678,496)    (2,609)
  .........................................................................................................................
  Net gain (loss) on investments      667,424      (92,472)   (11,562)       83,213     5,209,684   (1,620,823)     3,669
 --------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $667,424     $ 37,442    $(5,994)    $ 226,935    $6,091,683   $  375,041     $3,800
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              High Yield   Income        International  International  International Investors     Money
 December 31, 1999               Sub-Account  Sub-Account*  Growth         Growth and     New           Sub-Account   Market
                                                            Sub-Account    Income         Opportunities               Sub-Account
                                                                           Sub-Account    Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                       $ 491,596    $  96,279     $       --     $       --     $     131     $      --     $    216,751
  ..................................................................................................................................
  Capital gains income                   --       28,724             --             --            --            --               --
  ..................................................................................................................................
 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  ..................................................................................................................................
  Net realized (loss) gain on
    security transactions            (2,652)     (22,882)        48,144             79         8,376         3,456               --
  ..................................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period              (223,116)    (138,575)       169,797         61,582       318,625       353,240               --
  ..................................................................................................................................
  Net (loss) gain on
    investments                    (225,768)    (161,457)       217,941         61,661       327,001       356,696               --
 -----------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                    $ 265,828    $ (36,454)    $  217,941     $   61,661     $ 327,132     $ 356,696     $    216,751
 -----------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
--------------------------------------------------------------------------------

 For the Year Ended                 New            New          OTC &        Research     Utilities    Vista        Voyager
 December 31, 1999                  Opportunities  Value        Emerging     Sub-Account  Growth       Sub-Account  Sub-Account
                                    Sub-Account    Sub-Account  Growth                    and Income
                                                                Sub-Account               Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $        --    $     21     $     --     $    716     $  70,162    $     --    $   18,669
  ............................................................................................................................
  Capital gains income                   189,948       4,496        1,522       11,189        73,684      54,029     1,497,135
  ............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                488,152      (2,650)      51,542          405        14,954      16,019       113,569
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  7,675,568      (3,517)     139,457       64,088      (166,499)    159,244     7,298,050
  ............................................................................................................................
  Net gain (loss) on investments       8,163,720      (6,167)     190,999       64,493      (151,545)    175,263     7,411,619
 -----------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $ 8,353,668    $ (1,650)    $192,521     $ 76,398     $  (7,699)   $229,292    $8,927,423
 -----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


 For the Year Ended              Asia         Diversified  The George   Global       Global       Growth        Health
 December 31, 1999               Pacific      Income       Putnam Fund  Asset        Growth Sub-  and Income    Sciences
                                 Growth       Sub-Account  of Boston    Allocation   Account      Sub-Account   Sub-Account
                                 Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)   $       --   $  129,914   $    5,405   $   37,762   $    40,415  $   333,187    $    131
  .........................................................................................................................
  Capital gains income                   --           --          163      105,960       841,584    1,662,677          --
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions            45,471        5,011       (1,314)       2,471        52,630       57,673       6,278
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                          621,953      (97,483)     (10,248)      80,742     5,157,054   (1,678,496)     (2,609)
  .........................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    operations                      667,424       37,442       (5,994)     226,935     6,091,683      375,041       3,800
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                              --           --           --           --            --           --          --
  .........................................................................................................................
  Net transfers                      27,497       49,344      234,816      129,536       311,554      397,435      42,633
  .........................................................................................................................
  Surrenders for benefit
    payments and fees               (28,651)    (100,584)      (2,095)    (102,727)     (333,482)  (1,509,961)     (2,107)
  .........................................................................................................................
  Net annuity transactions               --           --       (9,265)          --                                     --
  .........................................................................................................................
  Net loan activity                  (6,746)         626           --       (9,236)      (82,849)    (123,070)         --
  .........................................................................................................................
  Cost of insurance                 (13,066)     (29,566)      (1,565)     (30,337)     (157,921)    (369,081)     (1,548)
  .........................................................................................................................
  Net (decrease) increase in
    net assets resulting from
    unit transactions               (20,966)     (80,180)     221,891      (12,764)     (262,698)  (1,604,677)     38,978
  .........................................................................................................................
  Total increase (decrease) in
    net assets                      646,458      (42,738)     215,897      214,171     5,828,985   (1,229,636)     42,778
  .........................................................................................................................
 NET ASSETS:
  Beginning of period               563,830    1,849,752       14,500    1,912,715     9,473,632   24,270,326     110,591
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                  $1,210,288   $1,807,014   $  230,397   $2,126,886   $15,302,617  $23,040,690    $153,369
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield  Income        International  International  International  Investors    Money
 December 31, 1999                  Sub-Account Sub-Account*  Growth         Growth and     New            Sub-Account  Market
                                                              Sub-Account    Income         Opportunities               Sub-Account
                                                                             Sub-Account    Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $  491,596   $   96,279    $       --     $       --     $      131    $       --   $  216,751
  .................................................................................................................................
  Capital gains income                      --       28,724            --             --             --            --           --
  .................................................................................................................................
  Net realized (loss) gain on
    security transactions               (2,652)     (22,882)       48,144             79          8,376         3,456           --
  .................................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (223,116)    (138,575)      169,797         61,582        318,625       353,240           --
  .................................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         265,828      (36,454)      217,941         61,661        327,132       356,696      216,751
  .................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                 --           --            --             --             --            --    6,621,693
  .................................................................................................................................
  Net transfers                       (268,618)      78,603      (116,662)        47,834        235,513       850,687   (2,437,017)
  .................................................................................................................................
  Surrenders for benefit payments
    and fees                          (378,866)    (354,867)      (35,148)        (4,063)        (5,235)      (50,045)  (2,752,371)
  .................................................................................................................................
  Net annuity transactions                  --           --            --             --             --            --           --
  .................................................................................................................................
  Net loan activity                    (44,399)         (21)           --             --             --       (30,396)    (210,660)
  .................................................................................................................................
  Cost of insurance                    (69,798)     (26,228)       (6,275)        (4,675)        (5,657)      (19,196)     (79,432)
  .................................................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                      (761,681)    (302,513)     (158,085)        39,096        224,621       751,050    1,142,213
  .................................................................................................................................
  Total (decrease) increase in net
    assets                            (495,853)    (338,967)       59,856        100,757        551,753     1,107,746    1,358,964
  .................................................................................................................................
 NET ASSETS:
  Beginning of period                4,750,334    1,812,711       592,360        262,325        271,731       826,773    3,953,806
 ----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $4,254,481   $1,473,744    $  652,216     $  363,082     $  823,484    $1,934,519   $5,312,770
 ----------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              New            New          OTC &         Research     Utilities    Vista        Voyager
 December 31, 1999               Opportunities  Value        Emerging      Sub-Account  Growth       Sub-Account  Sub-Account
                                 Sub-Account    Sub-Account  Growth                     and Income
                                                             Sub-Account                Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)    $        --    $     21      $     --    $      716   $   70,162   $       --   $    18,669
  ...........................................................................................................................
  Capital gains income                189,948       4,496         1,522        11,189       73,684       54,029     1,497,135
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions             488,152      (2,650)       51,542           405       14,954       16,019       113,569
  ...........................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                          7,675,568      (3,517)      139,457        64,088     (166,499)     159,244     7,298,050
  ...........................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    operations                      8,353,668      (1,650)      192,521        76,398       (7,699)     229,292     8,927,423
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --          --            --            --           --           --            --
  ...........................................................................................................................
  Net transfers                      (567,694)     13,661       407,082       312,600      303,601      127,089      (179,495)
  ...........................................................................................................................
  Surrenders for benefit
    payments and fees                (607,516)     (5,830)     (125,131)       (6,697)    (317,707)     (35,910)   (1,093,644)
  ...........................................................................................................................
  Net annuity transactions                 --          --            --            --           --           --            --
  ...........................................................................................................................
  Net loan activity                  (125,226)         --            --       (11,893)      (2,644)          --       (83,600)
  ...........................................................................................................................
  Cost of insurance                  (216,282)     (4,162)       (1,462)       (3,808)     (38,707)      (6,638)     (271,789)
  ...........................................................................................................................
  Net (decrease) increase in
    net assets resulting from
    unit transactions              (1,516,718)      3,669       280,489       290,202      (55,457)      84,541    (1,628,528)
  ...........................................................................................................................
  Total increase (decrease) in
    net assets                      6,836,950       2,019       473,010       366,600      (63,156)     313,833     7,298,895
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period              13,127,892     255,974         9,140        17,660    2,421,391      360,831    16,476,514
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                   $19,964,842    $257,993      $482,150    $  384,260   $2,358,235   $  674,664   $23,775,409
 ----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

 For the Year Ended              Asia         Diversified  The George    Global       Global       Growth       Health
 December 31, 1998               Pacific      Income       Putnam Fund   Asset        Growth       and Income   Sciences
                                 Growth       Sub-Account  of Boston     Allocation   Sub-Account  Sub-Account  Sub-Account*
                                 Sub-Account               Sub-Account*  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)   $   32,285   $   70,490   $        43   $   41,230   $  214,168   $  360,949   $       97
  .........................................................................................................................
  Capital gains income                   --       29,940            --      177,098    1,070,840    2,356,273           --
  .........................................................................................................................
  Net realized (loss) gain on
    security transactions           (41,207)       1,671             1       (1,329)      (1,364)     (18,503)      (8,309)
  .........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period               (39,426)    (131,240)          293       20,104      920,126      488,209        9,534
  .........................................................................................................................
  Net (decrease) increase in
    net assets resulting from
    operations                      (48,348)     (29,139)          337      237,103    2,203,770    3,186,928        1,322
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                              --           --         1,000           --           68           68        1,000
  .........................................................................................................................
  Net transfers                     (26,828)     328,011         3,811      (36,615)      54,962    2,023,631      109,086
  .........................................................................................................................
  Surrenders for benefit
    payments and fees               (92,345)     (54,287)           96      (33,858)    (301,472)  (1,114,383)        (590)
  .........................................................................................................................
  Net loan activity                  (4,990)         442         9,265       (1,979)     (15,579)      38,426           --
  .........................................................................................................................
  Cost of insurance                  (4,390)     (12,619)           (9)     (12,944)     (55,333)    (138,157)        (227)
  .........................................................................................................................
  Net (decrease) increase in
    net assets resulting from
    unit transactions              (128,553)     261,547        14,163      (85,396)    (317,354)     809,585      109,269
  .........................................................................................................................
  Total (decrease) increase in
    net assets                     (176,901)     232,408        14,500      151,707    1,886,416    3,996,513      110,591
  .........................................................................................................................
 NET ASSETS:
  Beginning of period               740,731    1,617,344            --    1,761,008    7,587,216   20,273,813           --
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                  $  563,830   $1,849,752   $    14,500   $1,912,715   $9,473,632   $24,270,326  $  110,591
 --------------------------------------------------------------------------------------------------------------------------

*From inception, April 29, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

 For the Year Ended              High Yield   Income         International  International  International  Investor     Money
 December 31, 1998               Sub-Account  Sub-Account**  Growth         Growth         New            Sub-Account* Market
                                                             Sub-Account    and Income     Opportunities               Sub-Account
                                                                            Sub-Account    Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)   $  364,870   $     80,167   $      1,961   $      3,220   $        439   $    1,060   $  187,481
  ................................................................................................................................
  Capital gains income               57,254          2,087             --          8,262             --           --           --
  ................................................................................................................................
  Net realized (loss) gain on
    security transactions           (37,700)         2,683         (2,248)       (13,163)        (2,535)        (937)          --
  ................................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period              (723,080)        36,983         78,151          9,351         30,988      135,571           --
  ................................................................................................................................
  Net (decrease) increase in
    net assets resulting from
    operations                     (338,656)       121,920         77,864          7,670         28,892      135,694      187,481
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                              --             --             --             --             --        1,000    7,126,691
  ................................................................................................................................
  Net transfers                     904,461        252,563        376,363         95,761         56,466      694,266   (6,976,297)
  ................................................................................................................................
  Surrenders for benefit
    payments and fees              (153,503)       (52,978)        (4,974)        (5,988)        (6,199)      (3,048)     (92,978)
  ................................................................................................................................
  Net loan activity                 (28,064)         2,786           (764)          (886)        (2,292)           0     (144,914)
  ................................................................................................................................
  Cost of insurance                 (32,618)       (11,466)        (2,123)        (1,476)        (1,692)      (1,139)     (28,775)
  ................................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    unit transactions               690,276        190,905        368,502         87,411         46,283      691,079     (116,273)
  ................................................................................................................................
  Total increase (decrease) in
    net assets                      351,620        312,825        446,366         95,081         75,175      826,773       71,208
  ................................................................................................................................
 NET ASSETS:
  Beginning of period             4,398,714      1,499,886        145,994        167,244        196,556           --    3,882,598
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                  $4,750,334   $  1,812,711   $    592,360   $    262,325   $    271,731   $  826,773   $3,953,806
 ---------------------------------------------------------------------------------------------------------------------------------

 *From inception, April 29, 1998, to December 31, 1998.
**Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

 For the Year Ended              New            New          OTC &         Research       Utilities    Vista        Voyager
 December 31, 1998               Opportunities  Value        Emerging      Sub-Account**  Growth       Sub-Account  Sub-Account
                                 Sub-Account    Sub-Account  Growth                       and Income
                                                             Sub-Account*                 Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)   $         --   $    5,037   $         4   $         28   $   61,115   $       --   $    33,492
  .............................................................................................................................
  Capital gains income                159,622        5,627            --              1      105,334           --       817,198
  .............................................................................................................................
  Net realized (loss) gain on
    security transactions             (29,156)         515             1              1          551       (4,666)      (39,065)
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                          2,419,602        5,488         1,232          1,585      134,073       48,979     2,366,551
  .............................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    operations                      2,550,068       16,667         1,237          1,615      301,073       44,313     3,178,176
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                68           --         1,000          1,000           --           --            68
  .............................................................................................................................
  Net transfers                       704,490      (40,034)        6,935         15,104      227,820      140,107     1,085,936
  .............................................................................................................................
  Surrenders for benefit
    payments and fees                (508,652)     (10,026)          (22)           (42)     (76,662)      (4,900)     (619,410)
  .............................................................................................................................
  Net loan activity                   (12,156)         222            --            (17)       6,862           --       (12,339)
  .............................................................................................................................
  Cost of insurance                   (74,421)      (1,702)          (10)             0      (15,317)      (1,419)      (92,192)
  .............................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    unit transactions                 109,329      (51,540)        7,903         16,045      142,703      133,788       362,063
  .............................................................................................................................
  Total increase (decrease) in
    net assets                      2,659,397      (34,873)        9,140         17,660      443,776      178,101     3,540,239
  .............................................................................................................................
 NET ASSETS:
  Beginning of period              10,468,495      290,847            --             --    1,977,615      182,730    12,936,275
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                  $ 13,127,892   $  255,974   $     9,140   $     17,660   $2,421,391   $  360,831   $16,476,514
 ------------------------------------------------------------------------------------------------------------------------------

 *From inception, April 29, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1.  ORGANIZATION:

Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the contracts, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. In addition, certain other charges may apply based on the characteristics of the underlying policy. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) TAX EXPENSE CHARGE -- The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               1999         1998         1997
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Premiums and other considerations                           $2,045       $2,218       $1,637
  Net investment income                                        1,359        1,759        1,368
  Net realized capital gains (losses)                             (4)          (2)           4
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,400        3,975        3,009
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,574        1,911        1,379
  Amortization of deferred policy acquisition costs              539          431          335
  Dividends to policyholders                                     104          329          240
  Other expenses                                                 631          766          586
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,848        3,437        2,540
----------------------------------------------------------------------------------------------
  Income before income tax expense                               552          538          469
  Income tax expense                                             191          188          167
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  361       $  350       $  302
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     1999           1998
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,923 and $14,505)                         $ 13,499       $ 14,818
  Equity securities, at fair value                                       56             31
  Policy loans, at outstanding balance                                4,187          6,684
  Other investments                                                     342            264
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,084         21,797
------------------------------------------------------------------------------------------
  Cash                                                                   55             17
  Premiums receivable and agents' balances                               29             17
  Reinsurance recoverables                                            1,274          1,257
  Deferred policy acquisition costs                                   4,013          3,754
  Deferred income tax                                                   459            464
  Other assets                                                          654            695
  Separate account assets                                           110,397         90,262
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $134,965       $118,263
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,332       $  3,595
  Other policyholder funds                                           16,004         19,615
  Other liabilities                                                   1,613          2,094
  Separate account liabilities                                      110,397         90,262
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        132,346        115,566
------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                            (255)           184
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)           (255)           184
------------------------------------------------------------------------------------------
  Retained earnings                                                   1,823          1,462
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          2,619          2,697
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $134,965       $118,263
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Changes in net unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive income (loss)                                                              (439)
  Total comprehensive income (loss)                                                                   (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
Dividends                                                                                (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------
1997
Balance, December 31, 1996                    $6     $1,045          $  30           $  811        $1,892
Comprehensive income
  Net income                                  --         --             --              302           302
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --            149               --           149
Total other comprehensive income                                                                      149
  Total comprehensive income                                                                          451
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1997    $6     $1,045          $ 179           $1,113        $2,343
-------------------------------------------------------------------------------------------------------------

(1) Net unrealized capital gain (loss) on securities is reflected net of tax of $(236), $3 and $80, for the years ended December 31, 1999, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for after-tax gains (losses) realized in net income of $(2), $(1) and $2 for the years ended December 31, 1999, 1998 and 1997, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   361    $   350    $   302
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                   (18)       (23)         8
  Net realized capital losses (gains)                               4          2         (4)
  Loss due to commutation of reinsurance                           16         --         --
  (Increase) decrease in premiums receivable and agents'
   balances                                                       (18)         1        119
  (Decrease) increase in other liabilities                       (263)       (79)       223
  Change in receivables, payables, and accruals                   125         83        107
  (Decrease) increase in accrued taxes                           (163)        60        126
  Decrease (increase) in deferred income tax                      241       (118)        40
  Increase in deferred policy acquisition costs                  (358)      (439)      (555)
  Increase in future policy benefits                              797        536        585
  Increase in reinsurance recoverables                           (318)      (101)       (31)
  Other, net                                                      (81)        99         52
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      325        371        972
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,753)    (6,061)    (6,869)
  Sales of investments                                          6,383      4,901      4,256
  Maturity of investments                                       1,818      1,761      2,329
  Purchases of affiliates and other                               (25)        --         --
--------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES    2,423        601       (284)
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                  38        (37)        11
  Cash -- beginning of year                                        17         54         43
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    55    $    17    $    54
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   111    $   263    $     9
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (HLAI) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to its insurance subsidiaries to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) life insurance for income protection and estate planning; (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 1999, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP
No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities, including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133". This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", to defer its effective date for one year, to fiscal years beginning after June 15, 2000. Initial application for Hartford Life Insurance Company will begin January 1, 2001. SFAS No. 133 establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company has reviewed its derivative holdings and is in the process of quantifying the impact of SFAS No. 133. The Company is also assessing what actions, if any, need to be taken to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In October 1998, the American Institute of Certified Public Accountants (AICPA) issued SOP No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. This SOP is effective for financial statements for fiscal years beginning after June 15, 1999 and is not expected to have a material impact on the Company's financial condition or results of operations.

(D) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues ratably over the policy period.

(E) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 34%, 35% and 33% in 1999, 1998 and 1997, respectively, of total insurance in force.

(F) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(G) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. Hartford Life Insurance Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

Cash flows from futures, options and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                                                     1999         1998        1997
                                                                     ------------------------------
Commissions                                                          $ 887       $1,069       $ 976
Deferred acquisition costs                                            (898)        (891)       (862)
Other                                                                  642          588         472
                                                                     ------------------------------
                                        TOTAL OTHER EXPENSES         $ 631       $  766       $ 586
                                                                     ------------------------------

(J) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(K) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. These reserves are based on account values, which represent the balance that accrues to the benefit of policyholders.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    1999         1998         1997
                                                                   --------------------------------
Interest income from fixed maturities                              $  934       $  952       $  932
Interest income from policy loans                                     391          789          425
Income from other investments                                          48           32           26
                                                                   --------------------------------
Gross investment income                                             1,373        1,773        1,383
Less: Investment expenses                                              14           14           15
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,359       $1,759       $1,368
                                                                   --------------------------------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Fixed maturities                                                   $(7)       $(28)      $(7)
Equity securities                                                    2         21         12
Real estate and other                                                1          5         (1)
                                                                   --------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)       $(4)       $(2)       $ 4
                                                                   --------------------------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Gross unrealized capital gains                                     $ 9        $ 2        $14
Gross unrealized capital losses                                     (2)        (1)        --
                                                                   --------------------------
Net unrealized capital gains                                         7          1         14
Deferred income tax expense                                          2         --          5
                                                                   --------------------------
Net unrealized capital gains, net of tax                             5          1          9
Balance -- beginning of year                                         1          9          8
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES       $ 4        $(8)       $ 1
                                                                   --------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                       For the years ended
                                                                           December 31,
                                                                   ----------------------------
                                                                   1999        1998        1997
                                                                   ----------------------------
Gross unrealized capital gains                                     $  48       $ 421       $371
Gross unrealized capital losses                                     (472)       (108)       (80)
Unrealized capital (gains) losses credited to policyholders           24         (32)       (30)
                                                                   ----------------------------
Net unrealized capital gains (losses)                               (400)        281        261
Deferred income tax expense (benefit)                               (140)         98         91
                                                                   ----------------------------
Net unrealized capital gains (losses), net of tax                   (260)        183        170
Balance -- beginning of year                                         183         170         22
                                                                   ----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $(443)      $  13       $148
                                                                   ----------------------------

(E) FIXED MATURITY INVESTMENTS

                                                                              As of December 31, 1999
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   180      $ 5        $  (3)     $   182
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,094        5          (35)       1,064
States, municipalities and political subdivisions                       155        2           (1)         156
Foreign governments                                                     289        6          (14)         281
Public utilities                                                        865        7          (39)         833
All other corporate, including international                          5,646       18         (244)       5,420
All other corporate -- asset backed                                   4,103        5         (123)       3,985
Short-term investments                                                1,156       --           --        1,156
Certificates of deposit                                                 434       --          (12)         422
Redeemable preferred stock                                                1       --           (1)          --
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $13,923      $48        $(472)     $13,499
                                                                   ---------------------------------------------

                                                                              As of December 31, 1998
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   121      $  2       $  --      $   123
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,001        23          (8)       1,016
States, municipalities and political subdivisions                       165         8          --          173
Foreign governments                                                     393        26          (7)         412
Public utilities                                                        844        33          (3)         874
All other corporate, including international                          5,469       260         (42)       5,687
All other corporate -- asset backed                                   4,155        58         (42)       4,171
Short-term investments                                                1,847        --          --        1,847
Certificates of deposit                                                 510        11          (6)         515
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,505      $421       $(108)     $14,818
                                                                   ---------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,454           $ 2,440
Over one year through five years                         4,874             4,787
Over five years through ten years                        3,072             2,940
Over ten years                                           3,523             3,332
                                                      ----------------------------
                                               TOTAL   $13,923           $13,499
                                                      ----------------------------

(F) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $3.4 billion, $3.2 billion and $4.2 billion, gross realized capital gains of $153, $103 and $169, gross realized capital losses (including writedowns) of $160, $131 and $176, respectively. Sales of equity security investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $7, $35 and $132 and gross realized capital gains of $2, $21 and $12, respectively, and no gross realized capital losses for all periods.

(G) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(H) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $5.5 billion and $6.2 billion ($3.9 billion and $3.9 billion related to the Company's investments, $1.6 billion and $2.3 billion on the Company's liabilities) as of December 31, 1999 and 1998, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1999 and 1998, segregated by major investment and liability category:

                                                          1999 -- Amount Hedged (Notional Amounts)
                                     ----------------------------------------------------------------------------------
                                      Total    Issued    Purchased                 Interest Rate   Foreign      Total
                                     Carrying  Caps &   Caps, Floors                  Swaps &      Currency   Notional
           ASSETS HEDGED              Value    Floors    & Options    Futures (1)    Forwards     Swaps (2)    Amount
                                     ----------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,049   $   --      $   --        $   --       $  911          $--      $  911
Anticipatory (3)                          --       --          --             5          112           --         117
Other bonds and notes                  7,294      494         611            --        1,676           80       2,861
Short-term investments                 1,156       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   13,499      494         611             5        2,699           80       3,889
Equity securities, policy loans and
 other investments                     4,585       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $18,084      494         611             5        2,699           80       3,889
                                     ----------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $16,004       --       1,150            --          430           --       1,580
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  494      $1,761        $    5       $3,129          $80      $5,469
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $  (22)     $    8        $   --       $  (30)         $ 2      $  (42)
                                     ----------------------------------------------------------------------------------

                                                        1998 -- Amount Hedged (Notional Amounts)
                                     -------------------------------------------------------------------------------
                                      Total    Issued    Purchased                Interest Rate   Foreign    Total
                                     Carrying  Caps &     Caps &                     Swaps &     Currency   Notional
           ASSETS HEDGED              Value    Floors     Floors     Futures (1)    Forwards     Swaps (2)   Amount
                                     -------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,187   $   44     $  243         $ 3         $  885         $--      $1,175
Anticipatory (3)                          --       --         --          --            235          --         235
Other bonds and notes                  7,683      461        597          18          1,300          90       2,466
Short-term investments                 1,948       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   14,818      505        840          21          2,420          90       3,876
Equity securities, policy loans and
 other investments                     6,979       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $21,797      505        840          21          2,420          90       3,876
                                     -------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $19,615       --      1,150          --          1,195          --       2,345
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  505     $1,990         $21         $3,615         $90      $6,221
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $   (6)    $   19         $--         $   27         $(7)     $   33
                                     -------------------------------------------------------------------------------

    (1) As of December 31, 1999 and 1998, approximately 100% and 5%, respectively, of the notional futures contracts expire within one year.

    (2) As of December 31, 1999 and 1998, approximately 28% and 11%, respectively, of foreign currency swaps expire within one year.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1999, the Company had $1.4 of net deferred losses on interest rate swaps and futures. The Company expects to basis adjust the entire loss in 2000. During 1999, $0.2 of new future activity was basis adjusted. As of December 31, 1998, the Company had no deferred gains for interest rate swaps.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1999 and 1998:

                                                                            BY DERIVATIVE TYPE
------------------------------------------------------------------------------------------------------------------------
                                                   December 31, 1998                     Maturities/         December 31, 1999
                                                    Notional Amount    Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------------
        Caps                                             $1,912          $   --            $  148                  $1,764
        Floors                                              583              --               178                     405
        Swaps/Forwards                                    3,705             991             1,487                   3,209
        Futures                                              21             292               308                       5
        Options                                              --              86                --                      86
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
        Liability                                        $2,345          $   17            $  782                  $1,580
        Anticipatory                                        235             204               322                     117
        Asset                                             2,398             831               427                   2,802
        Portfolio                                         1,243             317               590                     970
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

    (1) During 1999, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1999 and 1998 were as follows:

                                                               1999               1998
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $13,499   $13,499  $14,818   $14,818
  Equity securities                                           56        56       31        31
  Policy loans                                             4,187     4,187    6,684     6,684
  Other investments                                          342       348      264       309
LIABILITIES
  Other policyholder funds (1)                            11,734    11,168   11,709    11,726
                                                         ------------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $110.4 billion and $90.3 billion as of December 31, 1999 and 1998, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $101.7 billion and $80.6 billion as of December 31, 1999 and 1998, respectively, wherein the policyholder assumes substantially all the investment risk, and guaranteed separate accounts totaling $8.7 and $9.7 billion as of December 31, 1999 and 1998, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $860 and $1.8 billion as of December 31, 1999 and 1998, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $908 and $699 in 1999, 1998 and 1997, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.5% and 6.6% as of December 31, 1999 and 1998, respectively. The assets that support these liabilities were comprised of $8.7 billion and $9.5 billion in fixed maturities as of December 31, 1999 and 1998, respectively, and $0.2 billion of other invested assets as of December 31, 1998. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(96) and $40 in carrying value and $2.0 billion and $3.5 billion in notional amounts as of December 31, 1999 and 1998, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Statutory net income                                                 $  151         $  211         $  214
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,905         $1,676         $1,441
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2000, without prior regulatory approval, is estimated to be $190.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that Hartford Life Insurance Company's domiciliary state will adopt the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its insurance subsidiaries.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares or restricted stock, or any combination of the foregoing. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A and Class B Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K of the Company for the preceding year plus unused portions of such limit from prior years.

In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares awards. Performance shares awards of common stock granted under the Plan become payable upon the attainment of specific performance goals achieved over a three year period.

All options granted have an exercise price equal to the market price of the Company's stock on the date of grant and an option's maximum term is ten years. Certain non-performance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining non-performance based options become exercisable over a three year period commencing with the date of grant.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 120,694, 121,943 and 54,316 shares under the ESPP in 1999, 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $7.48 per share in 1999, $13.74 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in both 1999 and 1998, and $5 in 1997.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1999, 1998 and 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing or decreasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 in both 1999 and 1998, and $2 in 1997.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability. Failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers, and monitoring for possible concentrations of credit risk. Hartford Life Insurance Company has no significant reinsurance related concentrations of credit risk.

The Company records a receivable for the portion of reinsured benefits paid and insurance liabilities. Reinsurance recoveries on ceded reinsurance contracts were $397, $300 and $418 for the years ended December 31, 1999, 1998 and 1997, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on premiums and other considerations is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Direct premiums and other considerations                             $2,660         $2,722         $2,164
Reinsurance assumed                                                      95            150            159
Reinsurance ceded                                                      (710)          (654)          (686)
                                                                     ------------------------------------
                           PREMIUMS AND OTHER CONSIDERATIONS         $2,045         $2,218         $1,637
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $119, $132 and $80 in 1999, 1998 and 1997, respectively, and accident and health premium of $430, $379, and $335, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9, $13 and $18 of premium from HLA in 1999, 1998 and 1997, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, the Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life and MBL Life to a Hartford Life subsidiary. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated federal income tax return. The life insurance companies will file a separate consolidated federal income tax return for 1997 and 1998 and intend to file a separate consolidated federal income tax return for 1999. The Company's effective tax rate was 35%, 35% and 36% in 1999, 1998 and 1997, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Current                                                              $(50)        $307         $162
Deferred                                                              241         (119)           5
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $191         $188         $167
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $193         $188         $164
Other                                                                  (2)          --            3
                                                                     ------------------------------
                                                       TOTAL         $191         $188         $167
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      1999    1998
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 720   $ 751
Financial statement deferred policy acquisition costs and
 reserves                                                                11     103
Employee benefits                                                        (3)      4
Net unrealized capital losses (gains) on securities                     138     (98)
Investments and other                                                  (407)   (296)
                                                              ---------------------
                                                       TOTAL          $ 459   $ 464
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $56 as of December 31, 1999 and a current tax payable of $65 as of December 31, 1998.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 1999.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47 in both 1999 and 1998 and $39 in 1997.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $2, $9 and $15 in 1999, 1998 and 1997, respectively, of which $1 in 1999 and $4 in both 1998 and 1997 were estimated to be creditable against premium taxes.

(C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $9 in 1999 and $7 in both 1998 and 1997. Future minimum rental commitments are as follows:

2000                                                          $     14
2001                                                                14
2002                                                                13
2003                                                                12
2004                                                                12
Thereafter                                                          62
                                                              --------
                                                       TOTAL  $    127
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $9 in each of the years ended December 31, 1999, 1998 and 1997.

(D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life's 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service. Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open tax years.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, mutual funds, retirement plan services other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables outlines summarized financial information concerning the Company's segments.

                                                         Investment  Individual
1999                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                            $  1,884     $  574    $   830   $  112  $  3,400
Net investment income                                          699        169        431       60     1,359
Amortization of deferred policy acquisition costs              411        128         --       --       539
Income tax expense (benefit)                                   159         37         15      (20)      191
Net income (loss)                                              300         68         28      (35)      361
Assets                                                     106,352      5,962     20,198    2,453   134,965

                                                         Investment  Individual
1998                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                             $ 1,779     $  543    $ 1,567   $   86  $  3,975
Net investment income                                          736        181        793       49     1,759
Amortization of deferred policy acquisition costs              326        105         --       --       431
Income tax expense (benefit)                                   145         35         12       (4)      188
Net income (loss)                                              270         64         24       (8)      350
Assets                                                      87,207      5,228     22,631    3,197   118,263

                                                         Investment  Individual
1997                                                      Products      Life       COLI    Other    Total
                                                         -------------------------------------------------
Total revenues                                             $ 1,510     $  487    $   980   $   32  $ 3,009
Net investment income                                          739        164        429       36    1,368
Amortization of deferred policy acquisition costs              250         83         --        2      335
Income tax expense                                             111         30         15       11      167
Net income                                                     206         55         27       14      302
Assets                                                      72,288      4,914     17,800    2,743   97,745

14. QUARTERLY RESULTS FOR 1999 AND 1998 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,           June 30,          September 30,       December 31,
                                     ------------------------------------------------------------------------------
                                       1999      1998      1999      1998      1999      1998      1999       1998
                                     ------------------------------------------------------------------------------
Revenues                               $838      $915      $853      $721      $846      $826      $863     $1,513
Benefits, claims and expenses           703       787       722       591       695       688       728      1,371
Net income                               88        83        85        85       100        89        88         93

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   180   $   182       $   182
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                       1,094     1,064         1,064
  States, municipalities and political subdivisions                   155       156           156
  Foreign governments                                                 289       281           281
  Public utilities                                                    865       833           833
  All other corporate, including international                      5,646     5,420         5,420
  All other corporate -- asset backed                               4,103     3,985         3,985
  Short-term investments                                            1,156     1,156         1,156
  Certificates of deposit                                             434       422           422
  Redeemable preferred stock                                            1        --            --
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       13,923    13,499        13,499
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         49        56            56
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           49        56            56
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       13,972    13,555        13,555
                                                                  ------------------------------------
Policy Loans                                                        4,187     4,187         4,187
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       198       198           198
  Other invested assets                                               127       150           144
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          325       348           342
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,484   $18,090       $18,084
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                                                         Net      Benefits,
                                  Deferred                                                             Realized   Claims and
                                   Policy       Future       Other          Premiums         Net       Capital      Claim
                                 Acquisition    Policy    Policyholder     and Other      Investment    Gains     Adjustment
Segment                             Costs      Benefits      Funds       Considerations     Income     (Losses)    Expenses
                                 -------------------------------------------------------------------------------------------

1999
Investment Products                $3,099       $2,744      $ 8,859          $1,185         $  699       $--        $  660
Individual Life                       914          270        1,880             405            169        --           254
Corporate Owned Life Insurance         --          321        5,244             399            431        --           621
Other                                  --          997           21              56             60        (4)           39
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $4,013       $4,332      $16,004          $2,045         $1,359       $(4)       $1,574
                                 -------------------------------------------------------------------------------------------
1998
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,823       $2,407      $ 9,194          $1,043         $  736       $--        $  670
Individual Life                       931          466        2,307             363            181        (1)          262
Corporate Owned Life Insurance         --          225        8,097             774            793        --           924
Other                                  --          497           17              38             49        (1)           55
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,754       $3,595      $19,615          $2,218         $1,759       $(2)       $1,911
                                 -------------------------------------------------------------------------------------------
1997
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,478       $2,070      $ 9,620          $  771         $  739       $--        $  677
Individual Life                       837          392        2,182             323            164        --           242
Corporate Owned Life Insurance         --           56        9,259             551            429        --           439
Other                                  --          541          (27)             (8)            36         4            21
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,315       $3,059      $21,034          $1,637         $1,368       $ 4        $1,379
                                 -------------------------------------------------------------------------------------------

                                 Amortization
                                 of Deferred
                                    Policy
                                 Acquisition    Dividends to     Other
Segment                             Costs       Policyholders   Expenses
                                 ---------------------------------------
1999
Investment Products                  $411           $ --          $354
Individual Life                       128             --            87
Corporate Owned Life Insurance         --            104            62
Other                                  --             --           128
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $539           $104          $631
                                 ---------------------------------------
1998
                                 ---------------------------------------
Investment Products                  $326           $ --          $368
Individual Life                       105             --            77
Corporate Owned Life Insurance         --            329           278
Other                                  --             --            43
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $431           $329          $766
                                 ---------------------------------------
1997
                                 ---------------------------------------
Investment Products                  $250           $ --          $266
Individual Life                        83             --            77
Corporate Owned Life Insurance         --            240           259
Other                                   2             --           (16)
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $335           $240          $586
                                 ---------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593         6.2%
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021         4.2%
Accident and health insurance                 448           435                11             24        45.8%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,660      $    710           $    95       $  2,045         4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
                                         ------------------------------------------------------------------------
Life insurance in force                  $326,400      $200,782           $18,289        143,907        12.7%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,329      $    271               142       $  2,200         6.5%
Accident and health insurance                 393           383                 8             18        44.4%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,722      $    654               150       $  2,218         6.8%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
                                         ------------------------------------------------------------------------
Life insurance in force                  $245,487      $178,771           $33,156       $ 99,872        33.2%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  1,818      $    340           $   157       $  1,635         9.6%
Accident and health insurance                 346           346                 2              2       100.0%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,164      $    686           $   159       $  1,637         9.7%
                                         ------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

          (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

          (b)  Not Applicable.

          (b)  Principal Underwriting Agreement. (2)

          (c)  Form of Modified Single Premium Variable Life Insurance
               Policy. (1)

          (d) Form of Application for Modified Single Premium Variable Life Insurance Policies. (1)

          (f) Certificate of Incorporation of Hartford (3) and Bylaws of Hartford. (2)

          (g)  Form of Reinsurance Contract. (4)

          (h)  Form of Participation Agreement. (4)

          (i)  Not Applicable.

          (j)  Not Applicable.

          (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

          (l)  Opinion and Consent of Deanne Osgood, FSA, MAAA.

          (m)  Not Applicable.

----------------------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83656 of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83656 of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-83656 of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 16 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-36329 of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 14, 1997.

          (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

          (o)  No financial statement will be omitted.

          (p)  Not Applicable.

          (q)  Memorandum describing transfer and redemption procedures. (1)

          (r)  Power of Attorney.

          (s)  Organizational Chart.

Item 28.  Officers and Directors.

--------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
--------------------------------------------------------------------------------
David A. Carlson                             Vice President
--------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
--------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
--------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting
                                             Officer
--------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief
                                             Financial Officer and Treasurer,
                                             Director*
--------------------------------------------------------------------------------
Lynda Godkin                                 Senior Vice President, General
                                             Counsel and Corporate Secretary,
                                             Director*
--------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
--------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
--------------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
--------------------------------------------------------------------------------
Deanne Osgood                                Vice President
--------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief
                                             Actuary
--------------------------------------------------------------------------------
Donald A. Salama                             Vice President
--------------------------------------------------------------------------------
Lowndes A. Smith                             Chief Executive
                                             Officer, Director*
--------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief
                                             Investment Officer, Director*
--------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

-----------------------------------------------
  *Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit(s).

Item 30:  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account One
             Hartford Life Insurance Company - Separate Account Two
             Hartford Life Insurance Company - Separate Account Two (DC
             Variable Account I)
             Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
             Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
             Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
             Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
             Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
             Hartford Life Insurance Company - Separate Account Three
             Hartford Life Insurance Company - Separate Account Five
             Hartford Life Insurance Company - Separate Account Seven
             Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
             Hartford Life and Annuity Insurance Company - Separate Account
             Three
             Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven
             Hart Life Insurance Company VA - Separate Account One
             Hart Life Insurance Company VL - Separate Account Two
             American Maturity Life Insurance Company - Separate Account AMLVA

             Servus Life Insurance Company of America VA - Separate Account One Servus Life Insurance Company of America VL - Separate Account Two

         (b) Directors and Officers of HSD

              Name and Principal         Positions and Offices
               Business Address            With  Underwriter
              ----------------            -----------------
              David A. Carlson          Vice President
              Peter W. Cummins          Senior Vice President
              David T. Foy              Treasurer
              Lynda Godkin              Senior Vice President, General Counsel
                                        and Corporate Secretary
              George R. Jay             Controller
              Robert A. Kerzner         Executive Vice President
              Thomas M. Marra           Executive Vice President, Director
              Paul E. Olson             Supervising Registered Principal
              Lowndes A. Smith          President and Chief Executive Officer,
                                        Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 11th day of April 2000.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

*By: David T. Foy                                    *By: /s/ Marianne O'Doherty
     -------------------------------                      ----------------------
     David T. Foy, Senior Vice President & Treasurer      Marianne O'Doherty
                                                          Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     -------------------------------
     David T. Foy, Senior Vice President & Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President,
     Director*
Lowndes A. Smith, Chief
     Executive Officer, Director *
Raymond P. Welnicki, Senior Vice President,
     Director*
Lizabeth H. Zlatkus, Executive Vice President,       *By: /s/ Marianne O'Doherty
     Director*                                            ----------------------
David M. Znamierowski, Senior Vice President and          Marianne O'Doherty
     Chief Investment Officer, Director*                  Attorney-In-Fact

                                                          Dated: April 11, 2000

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Opinion and Consent of Deanne Osgood, FSA, MAAA.

1.3  Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4  Power of Attorney.

1.5  Organizational Chart.